JPMorgan International Focus Fund
Schedule of Portfolio Investments as of July 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan International Focus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.8%
Australia — 1.8%
BHP Group Ltd.	1,009	27,858
Belgium — 1.8%
KBC Group NV	364	28,162
Canada — 5.8%
Alimentation Couche-Tard, Inc.	493	30,369
Canadian National Railway Co.	277	32,134
Intact Financial Corp.	161	29,280
		91,783
China — 5.8%
Tencent Holdings Ltd.	1,644	75,860
Yum China Holdings, Inc.	556	16,830
		92,690
Denmark — 2.2%
Novo Nordisk A/S, Class B	259	34,244
France — 12.0%
Air Liquide SA	159	28,942
Cie Generale des Etablissements Michelin SCA	674	26,706
Dassault Systemes SE	585	22,179
LVMH Moet Hennessy Louis Vuitton SE	52	36,949
Safran SA	192	42,153
Vinci SA	293	33,409
		190,338
India — 1.3%
HDFC Bank Ltd., ADR	333	19,957
Indonesia — 1.6%
Bank Central Asia Tbk. PT	40,076	25,325
Italy — 1.8%
UniCredit SpA	695	28,537
Japan — 16.8%
Daikin Industries Ltd.	137	19,910
Hitachi Ltd.	1,151	24,876
Hoya Corp.	161	20,236
Keyence Corp.	56	24,268
Mitsubishi UFJ Financial Group, Inc.	2,450	28,296
Mitsui Fudosan Co. Ltd.	2,381	24,665
Shin-Etsu Chemical Co. Ltd.	738	32,785
Sony Group Corp.	413	36,700
Terumo Corp.	1,136	20,365
Tokio Marine Holdings, Inc.	860	33,748
		265,849
Mexico — 1.2%
Wal-Mart de Mexico SAB de CV	5,853	19,478

JPMorgan International Focus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Netherlands — 4.3%
ASML Holding NV	46	42,761
Heineken NV	281	24,925
		67,686
Singapore — 2.5%
DBS Group Holdings Ltd.	1,438	39,407
South Korea — 5.2%
Kia Corp.	253	20,759
Samsung Electronics Co. Ltd.	1,010	62,280
		83,039
Spain — 1.5%
Industria de Diseno Textil SA	502	24,405
Sweden — 2.9%
Atlas Copco AB, Class A	1,290	22,954
Volvo AB, Class B	919	23,450
		46,404
Taiwan — 4.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	279	46,177
Taiwan Semiconductor Manufacturing Co. Ltd.	786	22,929
		69,106
United Kingdom — 10.7%
3i Group plc	1,013	40,760
Diageo plc	472	14,699
InterContinental Hotels Group plc	246	24,734
Lloyds Banking Group plc	59,457	45,422
RELX plc	928	43,671
		169,286
United States — 14.2%
BP plc	7,615	45,014
Ferguson plc	179	39,480
Linde plc (a)	69	31,122
Nestle SA (Registered)	376	38,126
Shell plc	1,933	70,491
		224,233
Total Common Stocks (Cost $1,180,562)		1,547,787
Short-Term Investments — 2.1%
Investment Companies — 2.0%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.29% (b) (c)(Cost $30,364)	30,358	30,367
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.40% (b) (c)	1,398	1,398

JPMorgan International Focus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — continued
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c)	435	435
Total Investment of Cash Collateral from Securities Loaned (Cost $1,833)		1,833
Total Short-Term Investments (Cost $32,197)		32,200
Total Investments — 99.9% (Cost $1,212,759)		1,579,987
Other Assets Less Liabilities — 0.1%		2,129
NET ASSETS — 100.0%		1,582,116

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
PT	Limited liability company
SCA	Limited partnership with share capital

(a)	The security or a portion of this security is on loan at July 31, 2024. The total value of securities on loan at July 31, 2024 is $1,765.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2024.

JPMorgan International Focus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	13.6%
Oil, Gas & Consumable Fuels	7.3
Semiconductors & Semiconductor Equipment	7.1
Chemicals	5.9
Interactive Media & Services	4.8
Insurance	4.0
Technology Hardware, Storage & Peripherals	3.9
Consumer Staples Distribution & Retail	3.2
Machinery	2.9
Professional Services	2.8
Aerospace & Defense	2.7
Hotels, Restaurants & Leisure	2.6
Capital Markets	2.6
Health Care Equipment & Supplies	2.6
Beverages	2.5
Trading Companies & Distributors	2.5
Food Products	2.4
Textiles, Apparel & Luxury Goods	2.3
Household Durables	2.3
Pharmaceuticals	2.2
Construction & Engineering	2.1
Ground Transportation	2.0
Metals & Mining	1.8
Automobile Components	1.7
Industrial Conglomerates	1.6
Real Estate Management & Development	1.6
Specialty Retail	1.5
Electronic Equipment, Instruments & Components	1.5
Software	1.4
Automobiles	1.3
Building Products	1.3
Short-Term Investments	2.0

JPMorgan International Focus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$27,858	$—	$27,858
Belgium	—	28,162	—	28,162
Canada	91,783	—	—	91,783
China	16,830	75,860	—	92,690
Denmark	—	34,244	—	34,244
France	—	190,338	—	190,338
India	19,957	—	—	19,957
Indonesia	25,325	—	—	25,325

JPMorgan International Focus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Italy	$—	$28,537	$—	$28,537
Japan	—	265,849	—	265,849
Mexico	19,478	—	—	19,478
Netherlands	—	67,686	—	67,686
Singapore	—	39,407	—	39,407
South Korea	—	83,039	—	83,039
Spain	—	24,405	—	24,405
Sweden	—	46,404	—	46,404
Taiwan	46,177	22,929	—	69,106
United Kingdom	—	169,286	—	169,286
United States	—	224,233	—	224,233
Total Common Stocks	219,550	1,328,237	—	1,547,787
Short-Term Investments
Investment Companies	30,367	—	—	30,367
Investment of Cash Collateral from Securities Loaned	1,833	—	—	1,833
Total Short-Term Investments	32,200	—	—	32,200
Total Investments in Securities	$251,750	$1,328,237	$—	$1,579,987
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2024	Shares at July 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.29% (a) (b)	$32,826	$386,124	$388,573	$(7)	$(3)	$30,367	30,358	$1,107	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.40% (a) (b)	12,000	106,501	117,104	1	— (c)	1,398	1,398	309	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	2,562	50,938	53,065	—	—	435	435	81	—
Total	$47,388	$543,563	$558,742	$(6)	$(3)	$32,200		$1,497	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2024.
(c)	Amount rounds to less than one thousand.